Supplementary Insurance Information	12 Months Ended
Dec. 31, 2017
Supplementary Insurance Information

	As of December 31					Year ended December 31
	Deferred acquisition costs	Deferred sales inducements (1)	Account balances and future policy reserves	Unearned premiums	Policy and contract claims	Net premium and policy fees	Interest and similar income, net	Net benefits (2)	Net change in deferred sale inducements (3)	Net change in deferred acquisition costs (4)	Other operating expenses
2017:
Annuities	$3,352,997	431,318	107,307,376	117	—	1,249,793	4,301,602	6,402,287	168,628	313,504	1,447,911
Life	499,742	—	3,930,018	35,824	3,121	204,920	135,346	349,186	1,168	(59,168)	219,519
Questar	—	—	—	—	—	—	68	—	—	—	122,990
Legacy	(1,899)	—	4,536,762	62,331	693,576	150,514	85,203	207,970	—	20,027	21,724
	$3,850,840	431,318	115,774,156	98,272	696,697	1,605,227	4,522,219	6,959,443	169,796	274,363	1,812,144
2016:
Annuities	$4,704,646	763,386	97,927,975	5,864	1,731	1,117,580	4,133,359	1,763,154	219,725	315,760	1,737,434
Life	523,701	1,168	3,172,139	77,790	4,438	147,013	113,465	194,521	146	(69,477)	159,455
Questar	—	—	—	—	—	—	32	—	—	—	114,009
Legacy	17,996	—	4,254,346	61,681	614,574	142,686	78,881	205,632	—	13,124	18,490
	$5,246,343	764,554	105,354,460	145,335	620,743	1,407,279	4,325,737	2,163,307	219,871	259,407	2,029,388
2015:
Annuities	$5,766,176	1,108,877	90,734,164	25,620	—	1,133,285	3,999,693	2,095,788	200,269	279,582	1,510,369
Life	486,195	1,315	2,678,431	70,621	3,335	172,660	103,326	112,236	2,141	(53,642)	165,385
Questar	—	—	—	—	—	—	3	—	—	—	110,624
Legacy	30,865	—	3,901,902	57,875	514,590	143,646	72,447	192,660	—	13,319	18,059
	$6,283,236	1,110,192	97,314,497	154,116	517,925	1,449,591	4,175,469	2,400,684	202,410	239,259	1,804,437

(1) Deferred sales inducements is located in Other assets on the Consolidated Balance Sheets.
(2) Excludes net change in deferred sales inducements.
(3) See note 10 for aggregate gross amortization of deferred sales inducements.
(4) See note 9 for aggregate gross amortization of deferred acquisition costs.